SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Supplemental cash flow information

Supplemental cash flow information

Non-cash transactions for the year-to-date period ended September 30, 2020 were as follows:

●

Purchases of property, plant, and equipment in Accounts payable, Accrued expenses and Short-term borrowings at September 30, 2020 of $25.6 million (inclusive of seller-provided installment financing balances described below), $0.3 million, and $23.0 million, respectively, are not included under “Capital expenditures” within the Condensed Consolidated Statement of Cash Flows.

●	Capital lease obligations of $24.5 million classified as a short-term obligation within Other current liabilities and $3.8 million classified as a long-term obligation within Other liabilities, are not included under “Payments on capital leases” within the Condensed Consolidated Statement of Cash Flows.

●	Purchases of property, plant, and equipment using seller-provided installment financing of $3.0 million included in Other current liabilities and $0.7 million in Other liabilities are not included under “Payments on seller-provided financing for capital expenditures” within the Condensed Consolidated Statement of Cash Flows. Additionally, purchases of property, plant, and equipment using seller-provided installment financing of $11.5 million included in Accounts Payable are not included under “Payments on seller-provided financing for capital expenditures” within the Condensed Consolidated Statement of Cash Flows.

●	Obligations of $7.3 million and $18.4 million classified in Other current liabilities and Other liabilities, respectively, related to the future payments of cash and shares for the purchase of SAPESCO (Note 5), are not included under “Acquisition of business, net of cash acquired” within the Condensed Consolidated Statement of Cash Flows.

Non-cash transactions for the year-to-date period ended September 30, 2019 were as follows:

●	Purchases of property, plant, and equipment in accounts payable and short-term debt at September 30, 2019 of $28.3 million and $22.6 million, respectively, are not included under “Capital expenditures” within the Condensed Consolidated Statement of Cash Flows.

Recently issued accounting standards not yet adopted

Recently issued accounting standards not yet adopted

The SEC permits qualifying Emerging Growth Companies (“EGC”) to defer the adoption of accounting standards updates until the time when a private company would adopt such standards. The Company continues to qualify as an EGC as of September 30, 2020.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases,” a new standard on accounting for leases. This update increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In June 2020, the FASB Issued ASU No. 2020-05, “Accounting Standards Update 2020-05—Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities.” ASU No. 2020-05 deferred the Company’s adoption of ASU 2016-02, as amended, to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the provisions of ASU 2016-02 and related interpretive amendments (ASU 2018-01, “Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842,” ASU 2018-10, “Codification Improvements to Topic 842, Leases,” ASU 2018-11, “Leases (Topic 842): Targeted Improvements,” ASU 2018-20, “Leases (Topic 842): Narrow-Scope Improvements for Lessors,” and ASU 2019-01, “Leases (Topic 842): Codification Improvements,” inclusive) and assessing the impact, if any, on its condensed consolidated interim financial statements and related disclosures.

All other new accounting pronouncements that have been issued but not yet effective are currently being evaluated and at this time are not expected to have a material impact on our financial position or results of operations.